Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes [Abstract]
Schedule for Expiration of Income Tax Losses and Credits
The losses and credits will expire as follows:

	Non-capital losses carried forward $	Federal investment tax credits $
2029	3,294	30
2030	2,341	50
2031	1,777	280
2032	7,224	184
2033	5,546	75
2034	13,036	131
2035	18,753	203
2036	22,142	206
2037	44,119	250

Schedule of Deferred Income Tax Assets
As at December 31, 2017 and December 31, 2016, temporary differences for which no deferred tax asset was recognized were as follows:

	2017 $	2016 $
Deferred tax assets (liabilities)
Loss carry-forwards	31,700	19,347
Share issue costs	3,364	1,425
Deferred revenue and contingent consideration	1,175	868
Property and equipment	2	2
Intangible assets	1,507	606
Other	159	76
	37,907	22,324
Potential tax assets not recognized	(37,907)	(22,324)
Net deferred tax assets	—	—

Schedule of Income Tax Recovery
The difference between the expected income tax recovery based on a 27.0% (2016 – 26.5%) Canadian statutory tax rate and the actual income tax recovery is summarized as follows:

	2017 $	2016 $
Expected recovery at the statutory rate	(19,135)	(6,184)
Non-taxable revaluation of warrant liabilities	6,459	(459)
Non-deductible expenses including stock compensation	1,418	589
Unrecognized deductible temporary differences	11,258	6,054
Total income tax recovery	—	—